Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Timothy Plan
Entity Central Index Key	0000916490
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
C000206641
Shareholder Report [Line Items]
Fund Name	Timothy Plan US Large/Mid Cap Core ETF
Trading Symbol	TPLC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan US Large/Mid Cap Core ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan US Large/Mid Cap Core ETF	$27	0.52%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 304,269,774
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Net Assets	$304,269,774
Number of Portfolio Holdings	270
Portfolio Turnover Rate	20%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	4.1%
Consumer Discretionary	5.9%
Energy	7.2%
Materials	8.1%
Health Care	9.5%
Utilities	11.2%
Financials	12.6%
Information Technology	16.3%
Industrials	24.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Alliant Energy Corp.	0.7%
Evergy, Inc.	0.7%
WEC Energy Group, Inc.	0.7%
DTE Energy Co.	0.7%
Ameren Corp.	0.7%
CenterPoint Energy, Inc.	0.7%
CMS Energy Corp.	0.7%
The Southern Co.	0.7%
Aflac, Inc.	0.7%
Palo Alto Networks, Inc.	0.7%

Updated Prospectus Web Address	Prospectus
C000206644
Shareholder Report [Line Items]
Fund Name	Timothy Plan High Dividend Stock ETF
Trading Symbol	TPHD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan High Dividend Stock ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan High Dividend Stock ETF	$27	0.52%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 350,475,136
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Net Assets	$350,475,136
Number of Portfolio Holdings	101
Portfolio Turnover Rate	20%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Health Care	2.6%
Consumer Staples	4.3%
Consumer Discretionary	4.6%
Information Technology	5.2%
Materials	9.9%
Energy	14.0%
Financials	14.2%
Industrials	20.7%
Utilities	24.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Alliant Energy Corp.	1.7%
Evergy, Inc.	1.7%
WEC Energy Group, Inc.	1.7%
DTE Energy Co.	1.6%
Ameren Corp.	1.6%
CenterPoint Energy, Inc.	1.6%
CMS Energy Corp.	1.5%
The Southern Co.	1.5%
Aflac, Inc.	1.5%
Atmos Energy Corp.	1.5%

Updated Prospectus Web Address	Prospectus
C000206642
Shareholder Report [Line Items]
Fund Name	Timothy Plan US Small Cap Core ETF
Trading Symbol	TPSC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan US Small Cap Core ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan US Small Cap Core ETF	$29	0.52%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.52%
AssetsNet	$ 359,432,062
Holdings Count | Holding	437
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Net Assets	$359,432,062
Number of Portfolio Holdings	437
Portfolio Turnover Rate	30%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	0.7%
Communication Services	0.8%
Consumer Staples	4.6%
Energy	4.9%
Materials	5.4%
Utilities	6.4%
Health Care	7.7%
Information Technology	11.9%
Consumer Discretionary	12.7%
Industrials	20.1%
Financials	24.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
IDACORP, Inc.	0.5%
The Hanover Insurance Group, Inc.	0.5%
New Jersey Resources Corp.	0.4%
American States Water Co.	0.4%
Southwest Gas Holdings, Inc.	0.4%
Watts Water Technologies, Inc., Class A	0.4%
Avista Corp.	0.4%
Portland General Electric Co.	0.4%
ONE Gas, Inc.	0.4%
MGE Energy, Inc.	0.4%

Updated Prospectus Web Address	Prospectus
C000206643
Shareholder Report [Line Items]
Fund Name	Timothy Plan International ETF
Trading Symbol	TPIF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan International ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan International ETF	$32	0.62%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 244,572,686
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Net Assets	$244,572,686
Number of Portfolio Holdings	372
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	2.0%
Real Estate	2.1%
Consumer Staples	3.1%
Energy	5.8%
Health Care	6.0%
Consumer Discretionary	6.3%
Information Technology	7.4%
Materials	8.7%
Utilities	9.0%
Industrials	23.2%
FinancialsFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
CLP Holdings Ltd.	0.7%
Great-West Lifeco, Inc.	0.6%
Fortis, Inc.	0.6%
Hydro One Ltd.	0.6%
Oversea-Chinese Banking Corp. Ltd.	0.6%
Emera, Inc.	0.6%
United Overseas Bank Ltd.	0.6%
Power Corp. of Canada	0.5%
DBS Group Holdings Ltd.	0.5%
Samsung Electro-Mechanics Co. Ltd.	0.5%

Updated Prospectus Web Address	Prospectus
C000274084
Shareholder Report [Line Items]
Fund Name	Timothy Plan Fixed Income ETF
Trading Symbol	TPFI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan Fixed Income ETF (the "Fund") for the period of May 5, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses Paid, Amount	$ 36	[1]
Expense Ratio, Percent	0.55%
AssetsNet	$ 21,217,473
Holdings Count | Holding	331
InvestmentCompanyPortfolioTurnover	32.00%
Updated Prospectus Web Address	Prospectus
C000274085
Shareholder Report [Line Items]
Fund Name	Timothy Plan Free Cash Flow ETF
Trading Symbol	TPFC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan Free Cash Flow ETF (the "Fund") for the period of May 5, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan Free Cash Flow ETF	$38Footnote Reference**	0.59%
Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 38	[2]
Expense Ratio, Percent	0.59%
AssetsNet	$ 39,221,174
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Net Assets	$39,221,174
Number of Portfolio Holdings	50
Portfolio Turnover Rate	-%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	0.7%
Consumer Discretionary	3.7%
Utilities	6.4%
Industrials	7.1%
Materials	10.4%
Energy	21.6%
Health Care	22.8%
Information TechnologyFootnote Reference**	27.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
ServiceNow, Inc.	4.4%
Phillips 66 Co.	4.0%
Vistra Corp.	3.7%
Diamondback Energy, Inc.	3.6%
NXP Semiconductors NV	3.5%
Humana, Inc.	3.4%
Devon Energy Corp.	3.3%
Coeur Mining, Inc.	3.3%
Tenet Healthcare Corp.	3.2%
Expand Energy Corp.	3.2%

Updated Prospectus Web Address	Prospectus
C000274086
Shareholder Report [Line Items]
Fund Name	Timothy Plan Free Cash Flow Growth ETF
Trading Symbol	TPFG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan Free Cash Flow Growth ETF (the "Fund") for the period of May 5, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan Free Cash Flow Growth ETF	$41Footnote Reference**	0.59%
Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 41	[3]
Expense Ratio, Percent	0.59%
AssetsNet	$ 35,491,912
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Net Assets	$35,491,912
Number of Portfolio Holdings	50
Portfolio Turnover Rate	-%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Discretionary	1.5%
Consumer Staples	3.3%
Utilities	4.5%
Materials	5.1%
Health Care	9.2%
Industrials	24.9%
Information TechnologyFootnote Reference**	51.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Seagate Technology Holdings PLC	6.2%
Western Digital Corp.	6.1%
KLA Corp.	5.6%
Caterpillar, Inc.	4.4%
Amphenol Corp., Class A	4.2%
GE Vernova, Inc.	4.0%
Vertiv Holdings Co., Class A	3.9%
Comfort Systems USA, Inc.	3.7%
Broadcom, Inc.	3.5%
Arista Networks, Inc.	3.4%

Updated Prospectus Web Address	Prospectus

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[3]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.